Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000226945
Shareholder Report [Line Items]
Fund Name	Bitwise Crypto Industry Innovators ETF
Class Name	Bitwise Crypto Industry Innovators ETF
Trading Symbol	BITQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Bitwise Crypto Industry Innovators ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://bitqetf.com/materials. You can also request this information by contacting us at 833-365-2487.
Additional Information Phone Number	833-365-2487
Additional Information Website	https://bitqetf.com/materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Crypto Industry Innovators ETF	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 127,694,887
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 548,450
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$127,694,887	31	$548,450	28%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	1.2%
Short-Term Investment	27.1%
Financials	28.4%
Information Technology	69.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Updated Prospectus Phone Number	833-365-2487
Updated Prospectus Web Address	https://bitqetf.com/materials